Leases - Additional Information (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Line Items]
Cash Paid for Operating Lease	$ 1.8	$ 1.4
Operating Lease Expense	$ 1.0	$ 1.7